Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Assets Pledged as Collateral

The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2015 and 2016:

	2015	2016
	(in billions of yen)
Interest-bearing deposits in other banks	35	69
Trading account assets	8,462	7,939
Investments	10,432	10,254
Loans	6,881	5,871
Other assets	945	1,322

Total	26,755	25,455

Schedule of Secured Borrowings

The associated liabilities collateralized by the above assets at March 31, 2015 and 2016 are summarized below:

	2015	2016
	(in billions of yen)
Deposits	773	813
Call money and funds purchased	1,265	—
Payables under repurchase agreements	7,862	6,182
Payables under securities lending transactions	2,339	2,790
Other short-term borrowings	510	657
Long-term debt	5,113	5,545

Total	17,862	15,987